FINANCIAL INSTRUMENTS (Carrying amounts and fair values) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Jan. 01, 2017
Financial liabilities at amortised cost | Accounts payable and accrued liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	$ 255,832	$ 231,927
Financial liabilities, fair value	255,832	231,927
Financial liabilities at amortised cost | Long-term debt | Effective interest rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	430,000	400,000
Financial liabilities, fair value	430,000	400,000
Financial liabilities at amortised cost | Long-term debt | Fixed interest rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	200,000	200,000
Financial liabilities, fair value	197,600	192,500
Derivative financial instruments designated as effective hedging instruments included in accounts payable and accrued liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	2,644	1,515
Financial liabilities, fair value	2,644	1,515
Derivative financial instruments included in accounts payable and accrued liabilities - total return swap
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	0	620
Financial liabilities, fair value	0	620
Financial assets at amortised cost | Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	52,795	38,197
Financial assets, fair value	52,795	38,197
Financial assets at amortised cost | Trade accounts receivable
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	243,365	277,733
Financial assets, fair value	243,365	277,733
Financial assets at amortised cost | Financial assets included in prepaid expenses, deposits and other current assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	28,711	22,722
Financial assets, fair value	28,711	22,722
Financial assets at amortised cost | Long-term non-trade receivables included in other non-current assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	2,781	476
Financial assets, fair value	2,781	476
Derivative financial instruments designated as effective hedging instruments included in prepaid expenses, deposits and other current assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	15,688	32,572
Financial assets, fair value	15,688	32,572
Derivative financial instruments included in prepaid expenses, deposits and other current assets - total return swap
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	1,232	0
Financial assets, fair value	$ 1,232	$ 0